Quarterly Report
June 30, 2024
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.3%
AT&T, Inc.	47,425,175	$906,295,094
Verizon Communications, Inc.	21,088,472	869,688,586
		1,775,983,680
ENTERTAINMENT — 21.5%
Electronic Arts, Inc.	6,152,234	857,190,763
Live Nation Entertainment, Inc. (a)	4,023,122	377,127,456
Netflix, Inc. (a)	1,249,801	843,465,699
Take-Two Interactive Software, Inc. (a)	4,485,005	697,373,428
Walt Disney Co.	8,368,244	830,882,947
Warner Bros Discovery, Inc. (a)	62,978,653	468,561,178
		4,074,601,471
INTERACTIVE MEDIA & SERVICES — 46.9%
Alphabet, Inc. Class A	13,149,138	2,395,115,486
Alphabet, Inc. Class C	10,939,159	2,006,460,544
Match Group, Inc. (a)	7,503,597	227,959,277
Meta Platforms, Inc. Class A	8,481,173	4,276,377,050
		8,905,912,357
MEDIA — 17.8%
Charter Communications, Inc. Class A (a) (b)	2,766,273	827,004,976
Comcast Corp. Class A	22,344,595	875,014,340
Fox Corp. Class A	6,528,672	224,390,457
Fox Corp. Class B	3,726,126	119,310,555
Interpublic Group of Cos., Inc. (b)	10,660,069	310,101,407
News Corp. Class A	10,710,343	295,284,156
News Corp. Class B (b)	3,231,409	91,739,702
Omnicom Group, Inc.	5,531,222	496,150,613
Paramount Global Class B	13,962,989	145,075,456
		3,384,071,662
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.4%
T-Mobile U.S., Inc.	4,753,607	$837,490,481
TOTAL COMMON STOCKS (Cost $17,524,887,776)		18,978,059,651
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	11,147,679	11,151,023
State Street Navigator Securities Lending Portfolio II (e) (f)	129,852,828	129,852,828
TOTAL SHORT-TERM INVESTMENTS (Cost $141,002,737)		141,003,851
TOTAL INVESTMENTS — 100.7% (Cost $17,665,890,513)		19,119,063,502
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(127,733,553)
NET ASSETS — 100.0%		$18,991,329,949
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,978,059,651	$—	$—	$18,978,059,651
Short-Term Investments	141,003,851	—	—	141,003,851
TOTAL INVESTMENTS	$19,119,063,502	$—	$—	$19,119,063,502
See accompanying notes to Schedule of Investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,698,794	$4,699,733	$899,330,712	$892,820,000	$(60,127)	$705	11,147,679	$11,151,023	$842,980
State Street Navigator Securities Lending Portfolio II	—	—	1,098,065,995	968,213,167	—	—	129,852,828	129,852,828	54,643
Total		$4,699,733	$1,997,396,707	$1,861,033,167	$(60,127)	$705		$141,003,851	$897,623
See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 0.7%
Aptiv PLC (a)	1,458,275	$102,691,726
BorgWarner, Inc.	1,221,214	39,371,939
		142,063,665
AUTOMOBILES — 17.8%
Ford Motor Co.	21,018,709	263,574,611
General Motors Co.	6,115,434	284,123,063
Tesla, Inc. (a)	14,684,417	2,905,752,436
		3,453,450,110
BROADLINE RETAIL — 24.6%
Amazon.com, Inc. (a)	23,670,198	4,574,265,763
eBay, Inc.	2,712,089	145,693,421
Etsy, Inc. (a)	626,705	36,963,061
		4,756,922,245
DISTRIBUTORS — 1.2%
Genuine Parts Co.	746,675	103,280,086
LKQ Corp.	1,429,898	59,469,458
Pool Corp.	205,401	63,125,889
		225,875,433
HOTELS, RESTAURANTS & LEISURE — 23.4%
Airbnb, Inc. Class A (a)	2,366,396	358,816,626
Booking Holdings, Inc.	181,851	720,402,737
Caesars Entertainment, Inc. (a)	1,159,956	46,096,651
Carnival Corp. (a)	5,413,946	101,349,069
Chipotle Mexican Grill, Inc. (a)	7,361,608	461,204,741
Darden Restaurants, Inc.	639,694	96,798,496
Domino's Pizza, Inc.	186,939	96,522,214
Expedia Group, Inc. (a)	680,361	85,718,682
Hilton Worldwide Holdings, Inc.	1,340,169	292,424,876
Las Vegas Sands Corp.	1,956,694	86,583,710
Marriott International, Inc. Class A	1,285,950	310,904,132
McDonald's Corp.	3,354,149	854,771,331
MGM Resorts International (a)	1,345,046	59,773,844
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,299,646	43,210,348
Royal Caribbean Cruises Ltd. (a) (b)	1,269,017	202,319,380
Starbucks Corp.	6,071,137	472,638,015
Wynn Resorts Ltd.	506,081	45,294,250
Yum! Brands, Inc.	1,509,495	199,947,708
		4,534,776,810
HOUSEHOLD DURABLES — 4.3%
DR Horton, Inc.	1,588,571	223,877,311
Garmin Ltd.	823,567	134,175,535
Lennar Corp. Class A	1,312,463	196,698,830
Mohawk Industries, Inc. (a)	284,136	32,275,008
NVR, Inc. (a)	16,791	127,419,511
PulteGroup, Inc.	1,127,448	124,132,025
		838,578,220
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	701,435	$41,033,948
SPECIALTY RETAIL — 23.1%
AutoZone, Inc. (a)	92,781	275,012,162
Bath & Body Works, Inc.	1,198,825	46,814,116
Best Buy Co., Inc. (b)	1,032,089	86,994,782
CarMax, Inc. (a) (b)	843,596	61,869,331
Home Depot, Inc.	5,245,017	1,805,544,652
Lowe's Cos., Inc.	3,066,875	676,123,263
O'Reilly Automotive, Inc. (a)	315,697	333,394,974
Ross Stores, Inc.	1,797,188	261,167,360
TJX Cos., Inc.	6,070,060	668,313,606
Tractor Supply Co. (b)	577,827	156,013,290
Ulta Beauty, Inc. (a)	256,922	99,138,492
		4,470,386,028
TEXTILES, APPAREL & LUXURY GOODS — 4.6%
Deckers Outdoor Corp. (a)	137,555	133,146,362
Lululemon Athletica, Inc. (a)	614,149	183,446,306
NIKE, Inc. Class B	6,493,244	489,395,800
Ralph Lauren Corp.	209,258	36,632,706
Tapestry, Inc.	1,231,516	52,696,570
		895,317,744
TOTAL COMMON STOCKS (Cost $19,947,900,646)		19,358,404,203
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	11,242,652	11,246,025
State Street Navigator Securities Lending Portfolio II (e) (f)	98,100	98,100
TOTAL SHORT-TERM INVESTMENTS (Cost $11,343,418)		11,344,125
TOTAL INVESTMENTS — 100.0% (Cost $19,959,244,064)		19,369,748,328
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		2,076,909
NET ASSETS — 100.0%		$19,371,825,237
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,358,404,203	$—	$—	$19,358,404,203
Short-Term Investments	11,344,125	—	—	11,344,125
TOTAL INVESTMENTS	$19,369,748,328	$—	$—	$19,369,748,328
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,802,669	$3,803,429	$151,164,476	$143,720,683	$(1,874)	$677	11,242,652	$11,246,025	$593,044
State Street Navigator Securities Lending Portfolio II	32,385,839	32,385,839	1,814,376,569	1,846,664,308	—	—	98,100	98,100	187,311
Total		$36,189,268	$1,965,541,045	$1,990,384,991	$(1,874)	$677		$11,344,125	$780,355
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BEVERAGES — 19.4%
Brown-Forman Corp. Class B (a)	1,217,897	$52,600,971
Coca-Cola Co.	22,835,595	1,453,485,622
Constellation Brands, Inc. Class A	1,094,208	281,517,834
Keurig Dr Pepper, Inc.	7,093,968	236,938,531
Molson Coors Beverage Co. Class B (a)	1,247,210	63,395,684
Monster Beverage Corp. (b)	4,820,538	240,785,873
PepsiCo, Inc.	4,269,092	704,101,344
		3,032,825,859
CONSUMER STAPLES DISTRIBUTION & RETAIL — 33.7%
Costco Wholesale Corp.	2,612,133	2,220,286,929
Dollar General Corp.	1,492,985	197,417,407
Dollar Tree, Inc. (b)	1,408,425	150,377,537
Kroger Co.	4,549,410	227,152,041
Sysco Corp.	3,384,496	241,619,169
Target Corp.	3,144,192	465,466,184
Walgreens Boots Alliance, Inc. (a)	4,821,480	58,315,801
Walmart, Inc.	25,159,271	1,703,534,239
		5,264,169,307
FOOD PRODUCTS — 14.2%
Archer-Daniels-Midland Co.	3,360,345	203,132,856
Bunge Global SA	962,361	102,751,284
Campbell Soup Co. (a)	1,325,307	59,890,623
Conagra Brands, Inc.	3,249,024	92,337,262
General Mills, Inc.	3,836,898	242,722,168
Hershey Co. (a)	1,009,547	185,585,025
Hormel Foods Corp.	1,952,282	59,525,078
J M Smucker Co.	715,020	77,965,781
Kellanova	1,776,535	102,470,539
Kraft Heinz Co.	5,370,023	173,022,141
Lamb Weston Holdings, Inc. (a)	972,535	81,770,743
McCormick & Co., Inc.	1,710,930	121,373,374
Mondelez International, Inc. Class A	9,116,337	596,573,093
Tyson Foods, Inc. Class A	1,943,818	111,069,761
		2,210,189,728
HOUSEHOLD PRODUCTS — 22.0%
Church & Dwight Co., Inc.	1,659,582	172,065,462
Clorox Co.	844,040	115,186,139
Security Description	Shares	Value
Colgate-Palmolive Co.	5,576,024	$541,097,369
Kimberly-Clark Corp.	2,288,349	316,249,832
Procter & Gamble Co.	13,900,633	2,292,492,394
		3,437,091,196
PERSONAL CARE PRODUCTS — 2.6%
Estee Lauder Cos., Inc. Class A	1,583,684	168,503,977
Kenvue, Inc.	13,013,709	236,589,230
		405,093,207
TOBACCO — 7.8%
Altria Group, Inc.	11,673,569	531,731,068
Philip Morris International, Inc.	6,842,686	693,369,372
		1,225,100,440
TOTAL COMMON STOCKS (Cost $16,503,978,069)		15,574,469,737
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	12,920,972	12,924,848
State Street Navigator Securities Lending Portfolio II (e) (f)	27,746,929	27,746,929
TOTAL SHORT-TERM INVESTMENTS (Cost $40,670,719)		40,671,777
TOTAL INVESTMENTS — 99.9% (Cost $16,544,648,788)		15,615,141,514
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		11,004,732
NET ASSETS — 100.0%		$15,626,146,246
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,574,469,737	$—	$—	$15,574,469,737
Short-Term Investments	40,671,777	—	—	40,671,777
TOTAL INVESTMENTS	$15,615,141,514	$—	$—	$15,615,141,514
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,592,825	$16,596,143	$573,310,827	$576,988,631	$5,451	$1,058	12,920,972	$12,924,848	$1,094,027
State Street Navigator Securities Lending Portfolio II	5,240,094	5,240,094	1,850,246,970	1,827,740,135	—	—	27,746,929	27,746,929	63,438
Total		$21,836,237	$2,423,557,797	$2,404,728,766	$5,451	$1,058		$40,671,777	$1,157,465
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 9.5%
Baker Hughes Co.	27,600,898	$970,723,583
Halliburton Co. (a)	24,484,192	827,076,006
Schlumberger NV	37,829,241	1,784,783,590
		3,582,583,179
OIL, GAS & CONSUMABLE FUELS — 90.3%
APA Corp. (a)	9,957,858	293,159,340
Chevron Corp. (a)	42,976,825	6,722,434,966
ConocoPhillips	14,870,260	1,700,860,339
Coterra Energy, Inc.	20,582,729	548,941,382
Devon Energy Corp. (a)	17,478,805	828,495,357
Diamondback Energy, Inc.	4,932,310	987,399,139
EOG Resources, Inc.	14,410,680	1,813,872,292
EQT Corp. (a)	12,212,738	451,627,051
Exxon Mobil Corp.	76,198,563	8,771,978,573
Hess Corp.	7,643,704	1,127,599,214
Kinder Morgan, Inc.	53,400,541	1,061,068,750
Marathon Oil Corp.	15,599,110	447,226,484
Marathon Petroleum Corp.	9,564,653	1,659,276,002
Occidental Petroleum Corp.	18,390,835	1,159,174,330
ONEOK, Inc.	16,141,484	1,316,338,020
Phillips 66	11,724,957	1,655,212,180
Targa Resources Corp.	6,131,887	789,664,408
Valero Energy Corp. (a)	9,043,540	1,417,665,330
Williams Cos., Inc. (a)	33,706,219	1,432,514,307
		34,184,507,464
TOTAL COMMON STOCKS (Cost $36,134,140,599)		37,767,090,643
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (b) (c)	57,476,418	$57,493,661
State Street Navigator Securities Lending Portfolio II (d) (e)	61,447,625	61,447,625
TOTAL SHORT-TERM INVESTMENTS (Cost $118,937,151)		118,941,286
TOTAL INVESTMENTS — 100.1% (Cost $36,253,077,750)		37,886,031,929
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(48,926,458)
NET ASSETS — 100.0%		$37,837,105,471
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector (long)	685	09/20/2024	$63,477,580	$66,143,600	$2,666,020
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,767,090,643	$—	$—	$37,767,090,643
Short-Term Investments	118,941,286	—	—	118,941,286
TOTAL INVESTMENTS	$37,886,031,929	$—	$—	$37,886,031,929
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,666,020	$—	$—	$2,666,020
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,666,020	$—	$—	$2,666,020
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	56,611,731	$56,623,053	$1,381,384,878	$1,380,536,385	$18,057	$4,058	57,476,418	$57,493,661	$3,464,926
State Street Navigator Securities Lending Portfolio II	14,004,048	14,004,048	2,066,290,482	2,018,846,905	—	—	61,447,625	61,447,625	77,343
Total		$70,627,101	$3,447,675,360	$3,399,383,290	$18,057	$4,058		$118,941,286	$3,542,269
See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 32.0%
Bank of America Corp.	46,404,885	$1,845,522,276
Bank of New York Mellon Corp.	5,100,462	305,466,669
Citigroup, Inc.	13,009,741	825,598,164
Citizens Financial Group, Inc.	3,103,414	111,816,006
Fifth Third Bancorp	4,669,944	170,406,257
Goldman Sachs Group, Inc.	2,199,299	994,786,924
Huntington Bancshares, Inc.	9,928,285	130,854,796
JPMorgan Chase & Co.	19,586,425	3,961,550,321
KeyCorp	6,428,759	91,352,665
M&T Bank Corp.	1,137,764	172,211,959
Morgan Stanley	8,534,978	829,514,512
Northern Trust Corp.	1,395,448	117,189,723
PNC Financial Services Group, Inc.	2,714,001	421,972,876
Regions Financial Corp.	6,246,562	125,181,103
State Street Corp. (a)	2,054,763	152,052,462
Truist Financial Corp.	9,126,526	354,565,535
U.S. Bancorp	10,643,173	422,533,968
Wells Fargo & Co.	23,778,519	1,412,206,243
		12,444,782,459
CAPITAL MARKETS — 16.6%
Ameriprise Financial, Inc.	677,500	289,421,225
BlackRock, Inc.	952,667	750,053,782
Blackstone, Inc. (b)	4,874,224	603,428,931
Cboe Global Markets, Inc.	717,184	121,964,311
Charles Schwab Corp.	10,182,461	750,345,551
CME Group, Inc.	2,455,698	482,790,227
FactSet Research Systems, Inc.	260,584	106,388,630
Franklin Resources, Inc. (b)	2,059,904	46,038,854
Intercontinental Exchange, Inc.	3,912,146	535,533,666
Invesco Ltd.	3,053,250	45,676,620
KKR & Co., Inc.	4,539,309	477,716,879
MarketAxess Holdings, Inc.	260,418	52,221,622
Moody's Corp.	1,071,169	450,887,167
MSCI, Inc.	540,511	260,391,174
Nasdaq, Inc.	2,595,173	156,385,125
Raymond James Financial, Inc.	1,272,331	157,272,835
S&P Global, Inc.	2,183,402	973,797,292
T Rowe Price Group, Inc.	1,523,105	175,629,238
		6,435,943,129
CONSUMER FINANCE — 4.2%
American Express Co.	3,875,689	897,415,788
Capital One Financial Corp.	2,606,017	360,803,054
Discover Financial Services	1,709,118	223,569,726
Synchrony Financial	2,738,855	129,246,567
		1,611,035,135
FINANCIAL SERVICES — 30.8%
Berkshire Hathaway, Inc. Class B (c)	12,347,693	5,023,041,512
Corpay, Inc. (c)	479,075	127,630,371
Fidelity National Information Services, Inc.	3,794,001	285,915,915
Security Description	Shares	Value
Fiserv, Inc. (c)	3,990,638	$594,764,688
Global Payments, Inc.	1,741,033	168,357,891
Jack Henry & Associates, Inc.	498,990	82,842,320
Mastercard, Inc. Class A	5,599,615	2,470,326,153
PayPal Holdings, Inc. (c)	7,134,665	414,024,610
Visa, Inc. Class A	10,736,368	2,817,974,509
		11,984,877,969
INSURANCE — 16.3%
Aflac, Inc.	3,526,818	314,980,116
Allstate Corp.	1,801,479	287,624,137
American International Group, Inc.	4,526,742	336,065,326
Aon PLC Class A	1,482,905	435,351,250
Arch Capital Group Ltd. (c)	2,547,068	256,973,690
Arthur J Gallagher & Co.	1,488,374	385,950,262
Assurant, Inc.	356,409	59,252,996
Brown & Brown, Inc.	1,614,680	144,368,539
Chubb Ltd.	2,769,614	706,473,139
Cincinnati Financial Corp.	1,067,935	126,123,123
Everest Group Ltd.	298,136	113,595,779
Globe Life, Inc.	572,543	47,108,838
Hartford Financial Services Group, Inc.	2,017,274	202,816,728
Loews Corp.	1,238,418	92,559,361
Marsh & McLennan Cos., Inc.	3,360,793	708,186,301
MetLife, Inc.	4,074,182	285,966,835
Principal Financial Group, Inc.	1,470,705	115,376,807
Progressive Corp.	3,994,630	829,724,597
Prudential Financial, Inc.	2,448,636	286,955,653
Travelers Cos., Inc.	1,561,984	317,613,827
W R Berkley Corp.	1,377,554	108,248,193
Willis Towers Watson PLC	697,347	182,802,543
		6,344,118,040
TOTAL COMMON STOCKS (Cost $37,914,110,999)		38,820,756,732
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	45,273,277	45,286,859
State Street Navigator Securities Lending Portfolio II (a) (f)	971,106	971,106
TOTAL SHORT-TERM INVESTMENTS (Cost $46,256,083)		46,257,965
TOTAL INVESTMENTS — 100.0% (Cost $37,960,367,082)		38,867,014,697
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		13,183,303
NET ASSETS — 100.0%		$38,880,198,000
(a)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Non-income producing security.

See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,820,756,732	$—	$—	$38,820,756,732
Short-Term Investments	46,257,965	—	—	46,257,965
TOTAL INVESTMENTS	$38,867,014,697	$—	$—	$38,867,014,697
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	2,114,046	$141,556,520	$98,308,668	$101,220,790	$(4,431,361)	$17,839,425	2,054,763	$152,052,462	$2,771,668
State Street Institutional Liquid Reserves Fund, Premier Class	42,694,543	42,703,082	693,839,024	691,263,754	6,625	1,882	45,273,277	45,286,859	2,557,573
State Street Navigator Securities Lending Portfolio II	483,314,119	483,314,119	871,994,410	1,354,337,423	—	—	971,106	971,106	246,270
Total		$667,573,721	$1,664,142,102	$2,146,821,967	$(4,424,736)	$17,841,307		$198,310,427	$5,575,511
See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 16.2%
AbbVie, Inc.	12,778,127	$2,191,704,343
Amgen, Inc.	3,881,791	1,212,865,598
Biogen, Inc. (a)	1,053,566	244,237,670
Gilead Sciences, Inc.	9,015,209	618,533,490
Incyte Corp. (a) (b)	1,149,747	69,697,663
Moderna, Inc. (a) (b)	2,412,717	286,510,144
Regeneron Pharmaceuticals, Inc. (a)	767,504	806,669,729
Vertex Pharmaceuticals, Inc. (a)	1,867,289	875,235,700
		6,305,454,337
HEALTH CARE EQUIPMENT & SUPPLIES — 20.1%
Abbott Laboratories	12,588,283	1,308,048,487
Align Technology, Inc. (a)	506,612	122,311,335
Baxter International, Inc.	3,687,402	123,343,597
Becton Dickinson & Co.	2,091,304	488,758,658
Boston Scientific Corp. (a)	10,638,448	819,266,881
Cooper Cos., Inc.	1,438,180	125,553,114
Dexcom, Inc. (a)	2,877,703	326,273,966
Edwards Lifesciences Corp. (a)	4,360,674	402,795,457
GE HealthCare Technologies, Inc.	3,071,789	239,353,799
Hologic, Inc. (a)	1,688,786	125,392,361
IDEXX Laboratories, Inc. (a)	597,596	291,148,771
Insulet Corp. (a)	503,410	101,588,138
Intuitive Surgical, Inc. (a)	2,566,721	1,141,805,837
Medtronic PLC	9,608,382	756,275,747
ResMed, Inc. (b)	1,060,256	202,954,204
Solventum Corp. (a)	994,883	52,609,413
STERIS PLC	712,186	156,353,314
Stryker Corp.	2,453,361	834,756,080
Teleflex, Inc.	337,988	71,089,016
Zimmer Biomet Holdings, Inc.	1,488,695	161,568,068
		7,851,246,243
HEALTH CARE PROVIDERS & SERVICES — 20.8%
Cardinal Health, Inc.	1,762,484	173,287,427
Cencora, Inc. (b)	1,197,909	269,888,898
Centene Corp. (a)	3,850,520	255,289,476
Cigna Group	2,055,615	679,524,651
CVS Health Corp.	9,084,070	536,505,174
DaVita, Inc. (a) (b)	374,429	51,884,626
Elevance Health, Inc.	1,681,824	911,313,153
HCA Healthcare, Inc.	1,402,494	450,593,272
Henry Schein, Inc. (a) (b)	926,637	59,397,432
Humana, Inc.	871,986	325,817,569
Labcorp Holdings, Inc.	609,985	124,138,047
McKesson Corp.	940,559	549,324,078
Molina Healthcare, Inc. (a)	424,044	126,068,281
Quest Diagnostics, Inc.	799,493	109,434,602
UnitedHealth Group, Inc.	6,660,220	3,391,783,637
Universal Health Services, Inc. Class B	431,884	79,868,308
		8,094,118,631
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 10.5%
Agilent Technologies, Inc. (b)	2,120,644	$274,899,082
Bio-Rad Laboratories, Inc. Class A (a) (b)	147,574	40,303,935
Bio-Techne Corp. (b)	1,137,476	81,500,155
Charles River Laboratories International, Inc. (a) (b)	369,813	76,395,970
Danaher Corp.	4,770,201	1,191,834,720
IQVIA Holdings, Inc. (a)	1,314,544	277,947,183
Mettler-Toledo International, Inc. (a)	154,564	216,017,101
Revvity, Inc. (b)	892,504	93,587,969
Thermo Fisher Scientific, Inc.	2,762,177	1,527,483,881
Waters Corp. (a) (b)	426,232	123,658,428
West Pharmaceutical Services, Inc.	527,072	173,612,246
		4,077,240,670
PHARMACEUTICALS — 32.2%
Bristol-Myers Squibb Co.	14,656,036	608,665,175
Catalent, Inc. (a)	1,295,610	72,852,150
Eli Lilly & Co.	5,776,903	5,230,292,438
Johnson & Johnson	17,415,123	2,545,394,378
Merck & Co., Inc.	18,327,801	2,268,981,764
Pfizer, Inc.	41,004,353	1,147,301,797
Viatris, Inc. (b)	8,616,160	91,589,781
Zoetis, Inc.	3,301,903	572,417,904
		12,537,495,387
TOTAL COMMON STOCKS (Cost $40,242,025,773)		38,865,555,268
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	30,704,094	30,713,305
State Street Navigator Securities Lending Portfolio II (e) (f)	67,522,944	67,522,944
TOTAL SHORT-TERM INVESTMENTS (Cost $98,233,510)		98,236,249
TOTAL INVESTMENTS — 100.1% (Cost $40,340,259,283)		38,963,791,517
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(32,770,682)
NET ASSETS — 100.0%		$38,931,020,835
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,865,555,268	$—	$—	$38,865,555,268
Short-Term Investments	98,236,249	—	—	98,236,249
TOTAL INVESTMENTS	$38,963,791,517	$—	$—	$38,963,791,517
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,578,923	$33,585,639	$641,908,834	$644,789,079	$5,836	$2,075	30,704,094	$30,713,305	$2,501,123
State Street Navigator Securities Lending Portfolio II	24,295,260	24,295,260	1,675,362,442	1,632,134,758	—	—	67,522,944	67,522,944	88,171
Total		$57,880,899	$2,317,271,276	$2,276,923,837	$5,836	$2,075		$98,236,249	$2,589,294
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 17.6%
Axon Enterprise, Inc. (a)	343,634	$101,110,868
Boeing Co. (a)	2,792,894	508,334,637
General Dynamics Corp.	1,100,508	319,301,391
Howmet Aerospace, Inc.	1,884,853	146,321,138
Huntington Ingalls Industries, Inc. (b)	190,284	46,872,658
L3Harris Technologies, Inc.	918,279	206,227,098
Lockheed Martin Corp.	1,033,593	482,791,290
Northrop Grumman Corp.	673,391	293,564,806
RTX Corp.	6,434,459	645,955,339
Textron, Inc.	921,294	79,102,303
TransDigm Group, Inc.	270,868	346,063,666
		3,175,645,194
AIR FREIGHT & LOGISTICS — 5.2%
CH Robinson Worldwide, Inc. (b)	567,650	50,021,318
Expeditors International of Washington, Inc.	682,386	85,154,949
FedEx Corp. (b)	1,095,795	328,563,173
United Parcel Service, Inc. Class B	3,530,280	483,118,818
		946,858,258
AIRLINES — 1.9%
American Airlines Group, Inc. (a) (b)	3,155,948	35,756,891
Delta Air Lines, Inc.	3,117,634	147,900,557
Southwest Airlines Co. (b)	2,881,823	82,448,956
United Airlines Holdings, Inc. (a) (b)	1,592,967	77,513,774
		343,620,178
BUILDING PRODUCTS — 6.0%
A O Smith Corp.	594,118	48,586,970
Allegion PLC	423,411	50,026,010
Builders FirstSource, Inc. (a)	594,345	82,263,291
Carrier Global Corp. (b)	4,048,317	255,367,836
Johnson Controls International PLC (b)	3,254,748	216,343,099
Masco Corp.	1,062,149	70,813,474
Trane Technologies PLC	1,095,606	360,377,682
		1,083,778,362
COMMERCIAL SERVICES & SUPPLIES — 7.0%
Cintas Corp.	417,421	292,303,229
Copart, Inc. (a)	4,235,460	229,392,514
Republic Services, Inc.	991,053	192,601,240
Rollins, Inc.	1,355,843	66,151,580
Veralto Corp.	1,064,032	101,583,135
Waste Management, Inc.	1,766,665	376,900,311
		1,258,932,009
CONSTRUCTION & ENGINEERING — 1.0%
Quanta Services, Inc.	707,277	179,712,013
ELECTRICAL EQUIPMENT — 8.4%
AMETEK, Inc. (b)	1,120,628	186,819,894
Eaton Corp. PLC	1,934,895	606,686,327
Security Description	Shares	Value
Emerson Electric Co.	2,769,300	$305,066,088
GE Vernova, Inc. (a)	1,324,213	227,115,772
Generac Holdings, Inc. (a)	295,080	39,015,478
Rockwell Automation, Inc.	552,119	151,987,318
		1,516,690,877
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Hubbell, Inc.	258,789	94,582,204
GROUND TRANSPORTATION — 12.0%
CSX Corp.	9,462,746	316,528,854
JB Hunt Transport Services, Inc.	393,024	62,883,840
Norfolk Southern Corp.	1,093,600	234,784,984
Old Dominion Freight Line, Inc.	861,980	152,225,668
Uber Technologies, Inc. (a)	10,112,508	734,977,081
Union Pacific Corp.	2,952,810	668,102,791
		2,169,503,218
INDUSTRIAL CONGLOMERATES — 9.9%
3M Co.	2,678,667	273,732,981
General Electric Co.	5,297,415	842,130,062
Honeywell International, Inc.	3,151,532	672,978,143
		1,788,841,186
MACHINERY — 19.7%
Caterpillar, Inc.	2,366,824	788,389,074
Cummins, Inc.	660,845	183,007,806
Deere & Co.	1,252,970	468,147,181
Dover Corp.	663,908	119,802,199
Fortive Corp.	1,704,757	126,322,494
IDEX Corp.	365,244	73,487,093
Illinois Tool Works, Inc.	1,314,387	311,457,143
Ingersoll Rand, Inc.	1,949,966	177,134,911
Nordson Corp. (b)	261,497	60,651,614
Otis Worldwide Corp.	1,956,215	188,305,256
PACCAR, Inc.	2,537,208	261,180,191
Parker-Hannifin Corp.	622,240	314,735,214
Pentair PLC	804,592	61,688,069
Snap-on, Inc.	254,379	66,492,127
Stanley Black & Decker, Inc. (b)	745,683	59,572,615
Westinghouse Air Brake Technologies Corp.	852,193	134,689,104
Xylem, Inc.	1,171,349	158,870,065
		3,553,932,156
PROFESSIONAL SERVICES — 7.5%
Automatic Data Processing, Inc.	1,980,398	472,701,199
Broadridge Financial Solutions, Inc.	572,368	112,756,496
Dayforce, Inc. (a) (b)	765,944	37,990,822
Equifax, Inc. (b)	598,551	145,124,676
Jacobs Solutions, Inc.	606,718	84,764,572
Leidos Holdings, Inc.	653,280	95,300,486
Paychex, Inc. (b)	1,550,990	183,885,374
Paycom Software, Inc.	234,762	33,580,357
Verisk Analytics, Inc.	689,304	185,801,893
		1,351,905,875

See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.2%
Fastenal Co.	2,772,039	$174,194,931
United Rentals, Inc.	321,712	208,060,802
WW Grainger, Inc.	211,292	190,636,094
		572,891,827
TOTAL COMMON STOCKS (Cost $18,945,581,897)		18,036,893,357
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	3,329,126	3,330,125
State Street Navigator Securities Lending Portfolio II (e) (f)	80,189,006	80,189,006
TOTAL SHORT-TERM INVESTMENTS (Cost $83,518,752)		83,519,131
TOTAL INVESTMENTS — 100.4% (Cost $19,029,100,649)		18,120,412,488
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(70,168,738)
NET ASSETS — 100.0%		$18,050,243,750

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	100	09/20/2024	$12,412,000	$12,429,000	$17,000
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,036,893,357	$—	$—	$18,036,893,357
Short-Term Investments	83,519,131	—	—	83,519,131
TOTAL INVESTMENTS	$18,120,412,488	$—	$—	$18,120,412,488
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$17,000	$—	$—	$17,000
TOTAL OTHER FINANCIAL INSTRUMENTS:	$17,000	$—	$—	$17,000
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,430,670	$6,431,956	$343,372,648	$346,475,370	$516	$375	3,329,126	$3,330,125	$463,758
State Street Navigator Securities Lending Portfolio II	76,756,877	76,756,877	2,580,934,936	2,577,502,807	—	—	80,189,006	80,189,006	654,231
Total		$83,188,833	$2,924,307,584	$2,923,978,177	$516	$375		$83,519,131	$1,117,989
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CHEMICALS — 66.1%
Air Products & Chemicals, Inc.	1,227,106	$316,654,703
Albemarle Corp. (a)	653,902	62,460,719
Celanese Corp.	559,073	75,413,357
CF Industries Holdings, Inc.	1,017,029	75,382,189
Corteva, Inc.	3,878,032	209,181,046
Dow, Inc.	3,912,653	207,566,242
DuPont de Nemours, Inc.	2,326,337	187,246,865
Eastman Chemical Co.	654,591	64,130,280
Ecolab, Inc.	1,402,895	333,889,010
FMC Corp. (a)	694,482	39,967,439
International Flavors & Fragrances, Inc.	1,420,796	135,273,987
Linde PLC	2,653,406	1,164,341,087
LyondellBasell Industries NV Class A	1,431,315	136,919,593
Mosaic Co.	1,788,205	51,679,125
PPG Industries, Inc.	1,309,575	164,862,397
Sherwin-Williams Co.	1,287,503	384,229,520
		3,609,197,559
CONSTRUCTION MATERIALS — 6.8%
Martin Marietta Materials, Inc. (a)	342,968	185,820,063
Vulcan Materials Co.	735,855	182,992,421
		368,812,484
CONTAINERS & PACKAGING — 9.6%
Amcor PLC	8,041,904	78,649,821
Avery Dennison Corp.	448,234	98,006,364
Ball Corp.	1,727,000	103,654,540
International Paper Co. (a)	1,932,569	83,390,352
Packaging Corp. of America	495,978	90,545,744
Westrock Co.	1,436,322	72,189,544
		526,436,365
METALS & MINING — 17.4%
Freeport-McMoRan, Inc.	7,928,989	385,348,865
Security Description	Shares	Value
Newmont Corp.	5,866,580	$245,633,705
Nucor Corp.	1,334,043	210,885,517
Steel Dynamics, Inc.	821,835	106,427,633
		948,295,720
TOTAL COMMON STOCKS (Cost $6,165,674,838)		5,452,742,128
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (b) (c)	4,144,762	4,146,006
State Street Navigator Securities Lending Portfolio II (d) (e)	25,509,850	25,509,850
TOTAL SHORT-TERM INVESTMENTS (Cost $29,655,592)		29,655,856
TOTAL INVESTMENTS — 100.4% (Cost $6,195,330,430)		5,482,397,984
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(23,117,676)
NET ASSETS — 100.0%		$5,459,280,308
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	70	09/20/2024	$6,655,831	$6,634,600	$(21,231)
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,452,742,128	$—	$—	$5,452,742,128
Short-Term Investments	29,655,856	—	—	29,655,856
TOTAL INVESTMENTS	$5,482,397,984	$—	$—	$5,482,397,984
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(21,231)	$—	$—	$(21,231)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(21,231)	$—	$—	$(21,231)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,052,582	$9,054,393	$122,338,521	$127,246,475	$(673)	$240	4,144,762	$4,146,006	$280,425
State Street Navigator Securities Lending Portfolio II	33,329,188	33,329,188	772,992,852	780,812,190	—	—	25,509,850	25,509,850	101,814
Total		$42,383,581	$895,331,373	$908,058,665	$(673)	$240		$29,655,856	$382,239
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
HEALTH CARE REITs — 9.8%
Healthpeak Properties, Inc. REIT	4,289,627	$84,076,689
Ventas, Inc. REIT	2,467,101	126,463,597
Welltower, Inc. REIT	3,644,271	379,915,252
		590,455,538
HOTEL & RESORT REITs — 1.3%
Host Hotels & Resorts, Inc. REIT	4,297,356	77,266,461
INDUSTRIAL REITs — 10.5%
Prologis, Inc. REIT	5,643,130	633,779,930
OFFICE REITs — 2.7%
Alexandria Real Estate Equities, Inc. REIT	959,373	112,217,860
Boston Properties, Inc. REIT	877,762	54,035,029
		166,252,889
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.8%
CBRE Group, Inc. Class A (a)	1,838,320	163,812,695
CoStar Group, Inc. (a)	2,488,904	184,527,343
		348,340,038
RESIDENTIAL REITs — 13.3%
AvalonBay Communities, Inc. REIT	865,510	179,065,364
Camden Property Trust REIT	649,369	70,852,652
Equity Residential REIT	2,101,967	145,750,392
Essex Property Trust, Inc. REIT	391,387	106,535,541
Invitation Homes, Inc. REIT	3,509,484	125,955,381
Mid-America Apartment Communities, Inc. REIT	712,033	101,543,026
UDR, Inc. REIT	1,846,557	75,985,820
		805,688,176
RETAIL REITs — 12.7%
Federal Realty Investment Trust REIT	455,194	45,960,938
Kimco Realty Corp. REIT	4,067,654	79,156,547
Realty Income Corp. REIT	5,307,430	280,338,453
Regency Centers Corp. REIT	998,882	62,130,460
Security Description	Shares	Value
Simon Property Group, Inc. REIT	1,986,652	$301,573,774
		769,160,172
SPECIALIZED REITs — 43.5%
American Tower Corp. REIT	2,846,276	553,259,129
Crown Castle, Inc. REIT	2,648,507	258,759,134
Digital Realty Trust, Inc. REIT	1,977,912	300,741,520
Equinix, Inc. REIT	578,456	437,659,810
Extra Space Storage, Inc. REIT	1,290,516	200,559,091
Iron Mountain, Inc. REIT	1,786,619	160,116,795
Public Storage REIT	963,936	277,276,190
SBA Communications Corp. REIT	654,921	128,560,992
VICI Properties, Inc. REIT	6,358,239	182,099,965
Weyerhaeuser Co. REIT	4,443,455	126,149,687
		2,625,182,313
TOTAL COMMON STOCKS (Cost $6,957,212,249)		6,016,125,517
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (b) (c) (Cost $5,934,350)	5,932,949	5,934,729
TOTAL INVESTMENTS — 99.7% (Cost $6,963,146,599)		6,022,060,246
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		17,752,345
NET ASSETS — 100.0%		$6,039,812,591
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	455	09/20/2024	$21,518,513	$21,640,938	$122,425
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,016,125,517	$—	$—	$6,016,125,517
Short-Term Investment	5,934,729	—	—	5,934,729
TOTAL INVESTMENTS	$6,022,060,246	$—	$—	$6,022,060,246
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$122,425	$—	$—	$122,425
TOTAL OTHER FINANCIAL INSTRUMENTS:	$122,425	$—	$—	$122,425
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,667,169	$15,670,302	$251,631,755	$261,367,329	$(367)	$368	5,932,949	$5,934,729	$213,426
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 3.7%
Arista Networks, Inc. (a)	1,820,736	$638,131,553
Cisco Systems, Inc.	29,045,980	1,379,974,510
F5, Inc. (a)	420,428	72,410,314
Juniper Networks, Inc.	2,331,260	84,997,740
Motorola Solutions, Inc.	1,196,383	461,863,657
		2,637,377,774
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Amphenol Corp. Class A	8,616,573	580,498,523
CDW Corp.	964,065	215,796,310
Corning, Inc.	5,530,295	214,851,961
Jabil, Inc.	865,132	94,117,710
Keysight Technologies, Inc. (a)	1,252,153	171,231,923
TE Connectivity Ltd.	2,196,674	330,445,670
Teledyne Technologies, Inc. (a)	340,183	131,984,200
Trimble, Inc. (a)	1,751,820	97,961,774
Zebra Technologies Corp. Class A (a) (b)	368,896	113,963,041
		1,950,851,112
IT SERVICES — 4.9%
Accenture PLC Class A	4,510,016	1,368,383,955
Akamai Technologies, Inc. (a)	1,092,594	98,420,867
Cognizant Technology Solutions Corp. Class A	3,566,563	242,526,284
EPAM Systems, Inc. (a)	415,838	78,223,286
Gartner, Inc. (a)	556,820	250,045,589
GoDaddy, Inc. Class A (a)	1,010,996	141,246,251
International Business Machines Corp.	6,589,446	1,139,644,686
VeriSign, Inc. (a)	621,602	110,520,836
		3,429,011,754
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 42.6%
Advanced Micro Devices, Inc. (a)	11,594,286	1,880,709,132
Analog Devices, Inc.	3,557,275	811,983,592
Applied Materials, Inc.	5,960,240	1,406,557,038
Broadcom, Inc.	1,833,583	2,943,872,514
Enphase Energy, Inc. (a) (b)	976,061	97,323,042
First Solar, Inc. (a) (b)	767,865	173,122,843
Intel Corp.	30,536,672	945,720,732
KLA Corp.	965,861	796,362,053
Lam Research Corp.	937,807	998,623,784
Microchip Technology, Inc.	3,876,344	354,685,476
Micron Technology, Inc.	7,943,465	1,044,803,951
Monolithic Power Systems, Inc.	349,129	286,872,317
NVIDIA Corp.	115,633,524	14,285,365,555
NXP Semiconductors NV	1,834,072	493,530,434
ON Semiconductor Corp. (a)	3,086,205	211,559,353
Qorvo, Inc. (a)	692,620	80,371,625
QUALCOMM, Inc.	8,019,706	1,597,365,041
Skyworks Solutions, Inc. (b)	1,150,952	122,668,464
Teradyne, Inc.	1,119,814	166,057,218
Security Description	Shares	Value
Texas Instruments, Inc.	6,531,199	$1,270,514,141
		29,968,068,305
SOFTWARE — 39.7%
Adobe, Inc. (a)	3,213,622	1,785,295,566
ANSYS, Inc. (a)	626,260	201,342,590
Autodesk, Inc. (a)	1,534,514	379,715,489
Cadence Design Systems, Inc. (a)	1,952,101	600,759,083
Crowdstrike Holdings, Inc. Class A (a)	1,654,172	633,862,169
Fair Isaac Corp. (a)	177,274	263,900,713
Fortinet, Inc. (a)	4,548,393	274,131,646
Gen Digital, Inc.	3,952,504	98,733,550
Intuit, Inc.	2,008,421	1,319,954,365
Microsoft Corp.	34,938,276	15,615,662,458
Oracle Corp.	11,435,208	1,614,651,370
Palo Alto Networks, Inc. (a)	2,317,721	785,730,596
PTC, Inc. (a) (b)	858,916	156,039,270
Roper Technologies, Inc.	767,845	432,803,513
Salesforce, Inc.	6,967,060	1,791,231,126
ServiceNow, Inc. (a)	1,470,531	1,156,822,622
Synopsys, Inc. (a) (b)	1,094,213	651,122,388
Tyler Technologies, Inc. (a)	304,557	153,125,168
		27,914,883,682
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	14,971,685	3,153,336,295
Hewlett Packard Enterprise Co.	9,325,264	197,415,839
HP, Inc.	6,190,873	216,804,372
NetApp, Inc.	1,480,378	190,672,686
Seagate Technology Holdings PLC	1,400,881	144,668,981
Super Micro Computer, Inc. (a) (b)	361,234	295,977,078
Western Digital Corp. (a)	2,342,231	177,470,843
		4,376,346,094
TOTAL COMMON STOCKS (Cost $56,571,599,197)		70,276,538,721
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	74,773,213	74,795,645
State Street Navigator Securities Lending Portfolio II (e) (f)	6,466,254	6,466,254
TOTAL SHORT-TERM INVESTMENTS (Cost $81,248,903)		81,261,899
TOTAL INVESTMENTS — 100.0% (Cost $56,652,848,100)		70,357,800,620
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(1,180,707)
NET ASSETS — 100.0%		$70,356,619,913
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.

See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	330	09/20/2024	$76,698,270	$76,170,600	$(527,670)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$70,276,538,721	$—	$—	$70,276,538,721
Short-Term Investments	81,261,899	—	—	81,261,899
TOTAL INVESTMENTS	$70,357,800,620	$—	$—	$70,357,800,620
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(527,670)	$—	$—	$(527,670)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(527,670)	$—	$—	$(527,670)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	60,139,808	$60,151,836	$989,896,265	$975,267,972	$10,515	$5,001	74,773,213	$74,795,645	$2,797,552
State Street Navigator Securities Lending Portfolio II	23,763,431	23,763,431	1,892,692,982	1,909,990,159	—	—	6,466,254	6,466,254	102,554
Total		$83,915,267	$2,882,589,247	$2,885,258,131	$10,515	$5,001		$81,261,899	$2,900,106
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 65.4%
Alliant Energy Corp.	3,441,278	$175,161,050
American Electric Power Co., Inc.	7,061,560	619,581,274
Constellation Energy Corp.	4,223,081	845,756,432
Duke Energy Corp. (a)	10,338,955	1,036,273,460
Edison International	5,154,315	370,131,360
Entergy Corp.	2,852,380	305,204,660
Evergy, Inc.	3,097,631	164,081,514
Eversource Energy	4,711,394	267,183,154
Exelon Corp.	13,396,795	463,663,075
FirstEnergy Corp. (a)	6,938,917	265,552,354
NextEra Energy, Inc.	27,523,389	1,948,931,175
NRG Energy, Inc.	2,792,787	217,446,396
PG&E Corp.	28,628,522	499,853,994
Pinnacle West Capital Corp.	1,529,079	116,791,054
PPL Corp.	9,883,063	273,266,692
Southern Co.	14,648,040	1,136,248,463
Xcel Energy, Inc.	7,442,247	397,490,412
		9,102,616,519
GAS UTILITIES — 1.7%
Atmos Energy Corp.	2,021,278	235,782,079
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.9%
AES Corp. (a)	9,520,421	167,273,797
Vistra Corp. (a)	4,375,466	376,202,566
		543,476,363
MULTI-UTILITIES — 26.4%
Ameren Corp.	3,572,422	254,034,928
CenterPoint Energy, Inc. (a)	8,570,034	265,499,653
CMS Energy Corp.	4,000,681	238,160,540
Consolidated Edison, Inc.	4,632,911	414,274,902
Dominion Energy, Inc.	11,229,013	550,221,637
DTE Energy Co.	2,772,250	307,747,473
NiSource, Inc.	6,005,667	173,023,266
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	6,672,533	$491,765,682
Sempra	8,487,213	645,537,421
WEC Energy Group, Inc.	4,230,907	331,956,963
		3,672,222,465
WATER UTILITIES — 2.4%
American Water Works Co., Inc. (a)	2,609,873	337,091,197
TOTAL COMMON STOCKS (Cost $15,484,968,032)		13,891,188,623
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (b) (c)	15,997,594	16,002,393
State Street Navigator Securities Lending Portfolio II (d) (e)	984,882	984,882
TOTAL SHORT-TERM INVESTMENTS (Cost $16,985,935)		16,987,275
TOTAL INVESTMENTS — 99.9% (Cost $15,501,953,967)		13,908,175,898
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		12,204,388
NET ASSETS — 100.0%		$13,920,380,286
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,891,188,623	$—	$—	$13,891,188,623
Short-Term Investments	16,987,275	—	—	16,987,275
TOTAL INVESTMENTS	$13,908,175,898	$—	$—	$13,908,175,898
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,702,123	$31,708,463	$563,380,154	$579,082,570	$(4,216)	$562	15,997,594	$16,002,393	$1,060,812
State Street Navigator Securities Lending Portfolio II	7,244,850	7,244,850	898,026,393	904,286,361	—	—	984,882	984,882	58,844
Total		$38,953,313	$1,461,406,547	$1,483,368,931	$(4,216)	$562		$16,987,275	$1,119,656
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Funds' respective Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.